Short-Term and Long-Term Financial Liabilities (Details)		1 Months Ended			12 Months Ended
	Jul. 31, 2023 shares	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 04, 2024 $ / shares	Dec. 31, 2021 $ / shares shares
Short-Term and Long-Term Financial Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares								$ 0.07
Issued warrants					$ 1,000,000
Convertible notes					1,538,542
Shares outstanding (in Shares) | shares	143,044
Addition to ordinary share (in Shares) | shares	1
Exchange ratio	1.278
Converted into ordinary shares (in Shares) | shares	146,671
Fair value					4,500
Convertible notes					18,000,000
Cash consideration					930,000
Other income					1,194,039	$ 657,926	$ 187,063
Fair value					3,760,909
Debt discount amortised					64,277
Other assets					$ 3,806,246
Rate of interest on convertible notes					20.00%
Warrants [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Convertible notes					$ 1
Shares derived from warrants (in Shares) | shares	114,737
Warrants [Member] | First tranche [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Warrants to purchase of shares (in Shares) | shares				71,522
Exercise price (in Dollars per share) | $ / shares				$ 2.53
Warrants [Member] | Second tranche [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Warrants to purchase of shares (in Shares) | shares									71,522
Exercise price (in Dollars per share) | $ / shares									$ 2.53
Warrants [Member] | Third tranche [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Warrants to purchase of shares (in Shares) | shares									71,522
Exercise price (in Dollars per share) | $ / shares									$ 2.53
Partners for Growth [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Repaid amount		$ 20,000,000	$ 20,000,000	$ 20,000,000
Partners for Growth [Member] | Warrants [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Principal amount					1
Lenders [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Convertible notes					10,500,000
Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Convertible notes shares					2,000,000
Other income					$ 608,542
Convertible note agreement maturity					5 years
Rate of interest					15.00%
Cash Interest [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest					10.00%
PIK Interest [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest					5.00%
Ordinary shares [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Shares outstanding (in Shares) | shares	114,737